SHARE-BASED PAYMENTS, Recognised Share-based Payment Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
SHARE-BASED PAYMENTS [Abstract]
Expense arising from equity-settled share-based payment transactions	$ 1,504,000	$ 2,298,000	$ 674,000
Share-based payments recognised as an expense through profit or loss [Abstract]
Share-based payments deduction from share capital	$ 1,504,000	$ 2,298,000	674,000
Number of options issued (in shares)	461,251,181	454,386,181
Macquarie Bank Limited [Member] | Project Loan Facility [Member]
Share-based payments recognised as an expense through profit or loss [Abstract]
Share based payments expense	$ 180,000		1,254,000
Borrowing capacity	$ 21,700,000		$ 21,700,000
Macquarie Bank Limited [Member] | Project Loan Facility [Member] | Lender options [Member]
Share-based payments recognised as an expense through profit or loss [Abstract]
Number of options issued (in shares)	4,444,444		4,444,444
Argonaut Capital Limited [Member] | Underwriter Options [Member]
Share-based payments recognised as an expense through profit or loss [Abstract]
Share-based payments deduction from share capital		$ 248,000
Number of options issued (in shares)		6,000,000
Argonaut Capital Limited [Member] | Term Loan Facility [Member]
Share-based payments recognised as an expense through profit or loss [Abstract]
Share based payments expense	$ 319,000
Borrowing capacity	$ 56,000,000
Argonaut Capital Limited [Member] | Term Loan Facility [Member] | Advisor Shares [Member]
Share-based payments recognised as an expense through profit or loss [Abstract]
Number of options issued (in shares)	3,000,000
Tribeca Global Resources Credit Pty Ltd [Member] | Term Loan Facility [Member]
Share-based payments recognised as an expense through profit or loss [Abstract]
Share based payments expense	$ 1,325,000
Borrowing capacity	$ 56,000,000
Tribeca Global Resources Credit Pty Ltd [Member] | Term Loan Facility [Member] | Lender options [Member]
Share-based payments recognised as an expense through profit or loss [Abstract]
Number of options issued (in shares)	25,000,000